Financial instruments at fair value (Tables)	3 Months Ended
Mar. 31, 2022
Financial instruments at fair value
Schedule of assets and liabilities that are measured at fair value on a recurring basis

in EUR k	Level 1	Level 2	Level 3	Total
Non-current loans	-	21,890	-	21,890
Warrants liability	-	-	2,603	2,603

Schedule of profit or loss impact on the fair values of Level 3 instruments

	March 31, 2022
in EUR k	increase	decrease
Expected volatility (movement +/- 5%)	3,031	2,641